Subsequent event (Details Narrative)	Feb. 01, 2025
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Factors used to identify entitys reportable segments	These orders call for additional 25% duty on imports into the United States of Canadian-origin and Mexican-origin products and 10% duty on Chinese-origin products, except for Canadian energy resources that are subject to an additional 10% duty.